Short-Term Investments- Amortized Cost and Estimated Fair Value of Investments in Debt Securities Excluding Money Market Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortized Cost And Fair Value Debt Securities [Abstract]
Maturing in one year or less, Cost	$ 21,525
Maturing in one year or less, Estimated Fair Value	21,535
Maturing in more than one year, Cost
Maturing in more than one year, Estimated Fair Value